Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Central Index Key		dei_EntityCentralIndexKey	0000745463
Parametric Dividend Income Fund
Risk/Return:		rr_RiskReturnAbstract
Investment Objective, Heading		rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary		rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return and current income.
Expense, Heading		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal period from March 26, 2014 (commencement of operations) through February 28, 2015, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	39.00%
Expense Example, Heading		rr_ExpenseExampleHeading	Example.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which primarily include common stocks of U.S. companies selected from the Russell 3000 Index (the “80% Policy”).  The Fund may lend its securities.

In managing the Fund, the portfolio managers employ a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of quality companies that have historically demonstrated high current income and lower levels of stock price volatility on a sector relative basis.  Such companies may be referred to as durable dividend payers. This rules-based strategy applies a series of durability rankings to a broad universe of U.S. equity securities. To achieve broad diversification, each industry sector generally receives an equal weight.  For the purposes of portfolio construction, the Telecommunications and Technology sectors are considered one sector.  The top - ranked securities within each sector based on the sub-adviser's yield and volatility screening are also generally weighted equally. The portfolio may be rebalanced on a periodic basis to maintain diversification, and is reconstituted on an annual basis.  The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of durable dividend paying companies.

Strategy Portfolio Concentration		rr_StrategyPortfolioConcentration
The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which primarily include common stocks of U.S. companies selected from the Russell 3000 Index (the “80% Policy”).  The Fund may lend its securities.

Risk, Heading		rr_RiskHeading	Principal Risks
Risk, Narrative		rr_RiskNarrativeTextBlock

Equity Investing Risk.  Fund performance is sensitive to stock market volatility .  Stock prices may decline in response to adverse changes in the economy or the economic outlook;  deterioration in investor sentiment; interest rate , currency,  and commodity price fluctuations ; adverse geopolitical, social or environmental developments; issuer - and sector - specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline .  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to stock-specific risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based durability ranking process, a systematic sector and security allocation methodology and a disciplined rebalancing model.  The Fund's strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money		rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Performance One Year or Less		rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Parametric Dividend Income Fund | Investor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (estimated for Class R and Class R6)		rr_OtherExpensesOverAssets	4.92%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.72%
Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(4.87%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	0.85%
1 Year		rr_ExpenseExampleYear01	$ 87
3 Years		rr_ExpenseExampleYear03	1,270
5 Years		rr_ExpenseExampleYear05	2,436
10 Years		rr_ExpenseExampleYear10	$ 5,278
Parametric Dividend Income Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Other Expenses (estimated for Class R and Class R6)		rr_OtherExpensesOverAssets	4.92%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.47%
Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(4.87%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	0.60%
1 Year		rr_ExpenseExampleYear01	$ 61
3 Years		rr_ExpenseExampleYear03	1,198
5 Years		rr_ExpenseExampleYear05	2,324
10 Years		rr_ExpenseExampleYear10	$ 5,094

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0. 85 % for Investor Class shares and 0. 60 % for Institutional Class shares. This expense reimbursement will continue through June 30, 2016 . Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.